Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill
Details of intangible assets and changes in the Group’s intangible assets balances are presented below:

	Software	Trademark	Intellectual Property	Customer relationship	Goodwill	Others	Total
At December 31, 2021	1,784	195	1,947	7,664	21,598	456	33,644

Amortization	(438)	(22)	(346)	(1,177)	—	(93)	(2,076)
Others (i)	—	—	—	—	(1,141)	—	(1,141)
Exchange differences	92	11	104	42	508	26	783

At December 31, 2022	1,438	184	1,705	6,529	20,965	389	31,210

Cost	4,291	218	2,675	9,394	20,965	519	38,062
Accumulated amortization	(2,853)	(34)	(970)	(2,865)	—	(130)	(6,852)

Net book amount	1,438	184	1,705	6,529	20,965	389	31,210

Amortization	(424)	(23)	(691)	(1,181)	—	(96)	(2,415)
Exchange differences	111	15	155	49	867	32	1,229

At December 31, 2023	1,125	176	1,169	5,397	21,832	325	30,024

Cost	4,649	238	2,962	9,490	21,832	566	39,737
Accumulated amortization	(3,524)	(62)	(1,793)	(4,093)	—	(241)	(9,713)

Net book amount	1,125	176	1,169	5,397	21,832	325	30,024

(i)
Includes a
earn-out
adjustment of US$897 related to the Workarea acquisition. In January 2022 the Company carried out an assessment of the Purchase Price Consideration of Workarea’s acquisition, having identified an immaterial adjustment. The Purchase Price Consideration recognized on December 31, 2021, financial statements were based on a provisional assessment. In January 2022, the valuation sought by an independent valuation and assessment were completed. Also includes a fixed installment immaterial adjustment of US$244 related to the Ciashop acquisition.